EVENTS AFTER THE REPORTING DATE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
EVENTS AFTER THE REPORTING DATE

18.	EVENTS AFTER THE REPORTING DATE

In 2026, Codere Online issued 141,367 shares (net of 37,780 shares withheld to cover withholding taxes), therefore the number of issued and outstanding Ordinary Shares increased to 45,391,179 as of April 20, 2026.

On December 18, 2025, the Board of Directors approved the grant of Year 3 awards under the New LTIP, which amounted to 620,000 share options. Pursuant to the terms of the New LTIP, these awards were deemed granted as of January 1, 2026, with vesting in four annual cliff instalments in each of January 1, 2027, 2028, 2029 and 2030. The exercise price of each option is $8.03 per share (closing share price as of December 31, 2025) and they have a ten-year contractual life from the grant date, expiring on January 1, 2036. Exercising of these options is subject to the Company having an effective S-8 registration statement with the U.S. Securities and Exchange Commission.